Sales - Reconciliation of costs of obtaining and to fulfill a contract (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	€ 262	€ 258	€ 233
Business related variations	20	11	21
Changes in the scope of consolidation	12		1
Translation adjustment	(1)	(7)	1
Reclassifications and other items			1
Cost to obtain or fulfil contracts with customers at end of period	294	262	258
Costs to fulfil contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	265	181	149
Business related variations	31	21	30
Translation adjustment	11	(12)	2
Reclassifications and other items	118	75
Cost to obtain or fulfil contracts with customers at end of period	€ 426	€ 265	€ 181